Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	€ 16,709	€ 35,104
Loans and advances to customers	647,313	644,893
Deposits from banks	23,257	56,632
Customer deposits	650,276	640,799
Debt securities in issue	124,670	95,918
Subordinated loans	15,401	15,786
Financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	22,799	56,174
Customer deposits	649,609	640,306
Debt securities in issue	125,253	96,790
Subordinated loans	15,361	15,548
Financial liabilities	813,022	808,818
Financial liabilities | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks
Customer deposits
Debt securities in issue	62,197	43,352
Subordinated loans	15,050	7,843
Financial liabilities	77,248	51,194
Financial liabilities | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	15,066	48,524
Customer deposits	52,486	35,123
Debt securities in issue	42,606	35,642
Subordinated loans	311	7,705
Financial liabilities	110,469	126,995
Financial liabilities | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	3,968	3,954
Customer deposits	41,063	15,331
Debt securities in issue	20,450	17,796
Subordinated loans
Financial liabilities	65,482	37,082
Financial liabilities | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	23,257	56,632
Customer deposits	650,276	640,799
Debt securities in issue	124,670	95,918
Subordinated loans	15,401	15,786
Financial liabilities	813,603	809,135
Financial liabilities | Carrying amount presented as fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	3,764	3,696
Customer deposits	556,060	589,851
Debt securities in issue
Subordinated loans
Financial liabilities	559,824	593,547
Financial Assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	16,662	35,104
Loans and advances to customers	623,381	610,164
Securities at amortised cost	46,010	44,353
Financial assets	686,053	689,621
Financial Assets | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks
Loans and advances to customers
Securities at amortised cost	40,041	39,787
Financial assets	40,041	39,788
Financial Assets | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	11,430	29,459
Loans and advances to customers	14,602	15,264
Securities at amortised cost	4,277	3,160
Financial assets	30,308	47,883
Financial Assets | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	2,511	2,786
Loans and advances to customers	593,098	575,805
Securities at amortised cost	1,693	1,406
Financial assets	597,302	579,996
Financial Assets | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	16,709	35,104
Loans and advances to customers	647,313	644,893
Securities at amortised cost	48,313	48,160
Financial assets	712,335	728,157
Financial Assets | Carrying amount presented as fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	2,722	2,859
Loans and advances to customers	15,681	19,095
Securities at amortised cost
Financial assets	€ 18,403	€ 21,954